Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000130199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000130199 [Member] | Schneider Electric SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130199 [Member] | Westinghouse Air Brake Technologies Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130199 [Member] | BYD Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130199 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130199 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130199 [Member] | Ecolab Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | RELX PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | Salesforce Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | Macquarie Group Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | Micron Technology Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130199 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000130199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000130199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000130199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000130199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130199 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.10%
C000130199 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.30%
C000130199 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000130199 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000130199 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000130199 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130199 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130199 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130199 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130199 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000130200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000130200 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130200 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000130200 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130200 [Member] | Aon PLC Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130200 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130200 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130200 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130200 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130200 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130200 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000130200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000130200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.30%
C000130200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000130200 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130200 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.80%
C000130200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130200 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000130200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000130200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130200 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130200 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000248366 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000248366 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248366 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000248366 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248366 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000248366 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000248367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000248367 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000248367 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248367 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000248367 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248367 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000248367 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000248365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000248365 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000248365 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248365 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000248365 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248365 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000248365 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%